[Aetna Letterhead]
[Aetna logo]           151 Farmington Avenue    Janice McCune
                       Hartford, CT  06156      Contracts & Prospectuses, TS41
                                                (860)273-9930
                                                Fax: (860)273-3004

January 6, 1998

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street,  N. W.
Washington, DC  20549
Att: Filing Room

RE:   Aetna Life Insurance and Annuity Company
      Variable Annuity Account C
      File Nos. 33-75992 and 811-2513

Prospectus Title: Individual Retirement Planning Variable Annuity Contracts for:
                  Individual Retirement Annuities (Section 408 (b)), and Simplified Employee Pension Plans (Section 408 (k))

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the text of the Prospectus Supplement dated December 31, 1997 to the Prospectus dated May 1, 1997 as amended August 21, 1997 for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 10 to the Registration Statement which was filed electronically December 31, 1997.

Any questions regarding this submission can be directed to the undersigned at
(860) 273-9930.


Sincerely,
/s/ Janice McCune